Note 19 - Derivatives - Effect of Derivative Instruments (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Interest rate swaps, cross-currency swaps, and interest rate caps (included component)		$ (7,793)	$ 13,222	$ (7,000)
Reclassification to Interest and finance costs		9,472	23,190	22,876
Reclassification of amount excluded from the interest rate caps assessment of hedge effectiveness based on an amortization approach to Interest and finance costs		4,092	6,084	4,354
Amounts reclassified from Net settlements on interest rate swaps qualifying for hedge accounting to Depreciation		63	63	63
Total		(13,110)	(3,978)	(25,034)
Cash Flow Hedging [Member]
Reclassification to Interest and finance costs		(9,472)	(23,254)	(22,876)
Total		(13,110)	(3,978)	(25,034)
Interest Rate Swap and Cross Currency Swap [Member] | Cash Flow Hedging [Member]
Interest rate swaps, cross-currency swaps, and interest rate caps (included component)		697	24,401	3,385
Interest Rate Cap [Member] | Cash Flow Hedging [Member]
Interest rate swaps, cross-currency swaps, and interest rate caps (included component)		(8,062)	(4,564)	6,629
Interest rate caps (excluded component) (1)	[1]	(428)	(6,708)	(16,589)
Reclassification of amount excluded from the interest rate caps assessment of hedge effectiveness based on an amortization approach to Interest and finance costs		4,092	6,084	4,354
Interest Rate Swap [Member] | Cash Flow Hedging [Member]
Amounts reclassified from Net settlements on interest rate swaps qualifying for hedge accounting to Depreciation		$ 63	$ 63	$ 63

[1]	Excluded component represents interest rate caps instruments time value.